Genuine Investors ETF
Schedule of Investments
January 31, 2022 - (Unaudited)
1
Common Stocks — 99.44% Shares Fair Value
Canada — 6.01%
Industrials — 6.01%
GFL Environmental, Inc. 15,404 $ 506,330
Total Canada 506,330
United Kingdom — 7.39%
Consumer Staples — 4.22%
Ocado Group PLC - ADR
(a)
8,614 355,672
Technology — 3.17%
IHS Markit Ltd. 2,287 267,099
Total United Kingdom 622,771
United States — 86.04%
Communications — 9.45%
Alphabet, Inc., Class A
(a)
144 389,674
Meta Platforms, Inc., Class A
(a)
1,300 407,238
796,912
Consumer Discretionary — 18.93%
Amazon.com, Inc.
(a)
155 463,678
Booking Holdings, Inc.
(a)
189 464,209
CarMax, Inc.
(a)
3,332 370,418
Wyndham Hotels & Resorts, Inc. 3,538 297,015
1,595,320
Financials — 9.23%
Charles Schwab Corp. (The) 4,184 366,937
First American Financial Corp. 5,520 411,295
778,232
Health Care — 3.17%
Laboratory Corp. of America Holdings
(a)
986 267,561
Industrials — 4.25%
United Parcel Service, Inc., Class B 1,773 358,518
Materials — 4.93%
Air Products and Chemicals, Inc. 1,474 415,845
Real Estate — 16.90%
American Tower Corp. 1,651 415,227
Crown Castle International Corp. 2,332 425,612
Equinix , Inc. 415 300,834
Howard Hughes Corp. (The)
(a)
2,942 283,344
1,425,017
Technology — 19.18%
Fidelity National Information Services, Inc. 3,230 387,342
Mastercard , Inc., Class A 1,156 446,655
Microsoft Corp. 1,568 487,616

Genuine Investors ETF
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
2
Common Stocks — 99.44% - (continued) Shares Fair Value
United States — 86.04% - (continued)
Technology — 19.18% - (continued)
Tyler Technologies, Inc.
(a)
622 $ 294,704
1,616,317
Total United States 7,253,722
Total Common Stocks/Investments — 99.44%
    (Cost $8,449,971) 8,382,823
Other Assets in Excess of Liabilities  —  0.56% 47,546
Net Assets — 100.00% $ 8,430,369
(a) Non-income producing security.
ADR - American Depositary Receipt.